Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				9 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020		Dec. 31, 2019		Mar. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 86,795		¥ 55,173		¥ 56,836		¥ 58,011
Provision (Reversal)		0		5,151		0		15,724
Charge-offs		(9,730)	[1]	(4,133)		(23,988)	[2]	(16,814)
Recoveries		168		232		526		632
Other		(375)	[3]	499	[3]	(820)	[3]	(631)
Ending balance		81,661		56,922		81,661		56,922
Allowance for credit losses, Individually Evaluated for Impairment				11,254				11,254		¥ 13,447
Allowance for credit losses, Not Individually Evaluated for Impairment		59,613		45,668		59,613		45,668		43,389
Financing receivables, Ending balance				4,677,635				4,677,635		4,694,256
Financing receivables, Individually evaluated for impairment				69,780				69,780		85,820
Financing receivables, Not individually evaluated for impairment				4,607,855				4,607,855		4,608,436
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		34,350		21,789		20,542		21,195
Provision (Reversal)				2,956				9,931
Charge-offs		(2,727)	[1]	(2,740)		(7,905)	[2]	(9,360)
Recoveries		150		146		401		419
Other		74	[3]	8	[3]	302	[3]	(26)
Ending balance		33,488		22,159		33,488		22,159
Allowance for credit losses, Individually Evaluated for Impairment				3,528				3,528		3,602
Allowance for credit losses, Not Individually Evaluated for Impairment		29,118		18,631		29,118		18,631		16,940
Financing receivables, Ending balance				2,126,058				2,126,058		2,171,139
Financing receivables, Individually evaluated for impairment				26,147				26,147		26,533
Financing receivables, Not individually evaluated for impairment				2,099,911				2,099,911		2,144,606
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually Evaluated for Impairment										9,178
Financing receivables, Individually evaluated for impairment										57,682
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,508	[4]	2,760	[5]	1,458	[4],[5]	3,186	[5]
Provision (Reversal)	[5]			(55)				(133)
Charge-offs		(1,297)	[1],[4]	(107)	[5]	(1,724)	[2],[4]	(470)	[5]
Recoveries		8	[4]	28	[5]	38	[4]	48	[5]
Other	[3]	0	[4]	16	[5]	102	[4]	11	[5]
Ending balance		1,546	[4]	2,642	[5]	1,546	[4]	2,642	[5]
Allowance for credit losses, Individually Evaluated for Impairment	[5]			1,488				1,488		667
Allowance for credit losses, Not Individually Evaluated for Impairment		654	[4]	1,154	[5]	654	[4]	1,154	[5]	791	[5]
Financing receivables, Ending balance	[5]			14,806				14,806		13,218
Financing receivables, Individually evaluated for impairment	[5]			2,998				2,998		1,605
Financing receivables, Not individually evaluated for impairment	[5]			11,808				11,808		11,613
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		3,414		1,055		1,786		919
Provision (Reversal)				192				353
Charge-offs		0	[1]	0		0	[2]	(1)
Recoveries		0		0		0		0
Other		(73)	[3]	18	[3]	(170)	[3]	(6)
Ending balance		3,379		1,265		3,379		1,265
Allowance for credit losses, Individually Evaluated for Impairment				229				229		228
Allowance for credit losses, Not Individually Evaluated for Impairment		3,162		1,036		3,162		1,036		1,558
Financing receivables, Ending balance				143,103				143,103		132,081
Financing receivables, Individually evaluated for impairment				2,516				2,516		2,466
Financing receivables, Not individually evaluated for impairment				140,587				140,587		129,615
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		28,421		17,333		20,209		20,662
Provision (Reversal)				1,499				3,240
Charge-offs		(4,718)	[1]	(687)		(12,621)	[2]	(5,046)
Recoveries		3		45		72		142
Other		(502)	[3]	199	[3]	(1,330)	[3]	(609)
Ending balance		23,584		18,389		23,584		18,389
Allowance for credit losses, Individually Evaluated for Impairment				6,009				6,009
Allowance for credit losses, Not Individually Evaluated for Impairment		16,108		12,380		16,108		12,380
Financing receivables, Ending balance				1,251,329				1,251,329
Financing receivables, Individually evaluated for impairment				38,119				38,119
Financing receivables, Not individually evaluated for impairment				1,213,210				1,213,210
Other | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						21,358
Allowance for credit losses, Individually Evaluated for Impairment										8,950
Allowance for credit losses, Not Individually Evaluated for Impairment										12,408
Financing receivables, Ending balance										1,296,854
Financing receivables, Individually evaluated for impairment										55,216
Financing receivables, Not individually evaluated for impairment										1,241,638
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		16,206		12,236		11,692		12,049
Provision (Reversal)				559				2,333
Charge-offs		(844)	[1]	(599)		(1,448)	[2]	(1,937)
Recoveries		1		13		9		23
Other		115	[3]	258	[3]	211	[3]	(1)
Ending balance		17,078		12,467		17,078		12,467
Allowance for credit losses, Individually Evaluated for Impairment				0				0		0
Allowance for credit losses, Not Individually Evaluated for Impairment		¥ 9,627		12,467		¥ 9,627		12,467		11,692
Financing receivables, Ending balance				1,142,339				1,142,339		1,080,964
Financing receivables, Individually evaluated for impairment				0				0		0
Financing receivables, Not individually evaluated for impairment				¥ 1,142,339				¥ 1,142,339		¥ 1,080,964

[1]	Charge-off include the amount of ¥1,296 million for write-offs of purchased loans.
[2]	Charge-off include the amount of ¥1,636 million for write-offs of purchased loans.
[3]	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary..
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of the credit losses standards, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been amortized.
[5]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.